MATERIAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
MATERIAL ACCOUNTING POLICIES	MATERIAL ACCOUNTING POLICIES
a. Inventories
Inventories are measured at the lower of cost and net realizable value and consist primarily of crude oil, natural gas liquids ("NGL") and spare parts that are expected to be used within one year of the financial reporting date. The cost of inventories is determined using the weighted average costing method and includes direct purchase costs and when applicable, costs of production, extraction, fractionation, and transportation. All changes in the measurement of inventories are reflected in earnings.
b. Financial Instruments
Financial assets and liabilities are offset and the net amount presented in the consolidated statement of financial position when, and only when, Pembina has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.
i) Non-Derivative Financial Assets
Pembina initially recognizes trade receivables, loan receivables, advances to related parties and cash deposits on the date that they are originated. All other financial assets are recognized on the trade date at which Pembina becomes a party to the contractual provisions of the instrument.
Pembina derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows and the related risks and rewards of ownership in a transaction with a third party. Any remaining interest of a transferred financial asset is recognized as a separate asset or liability. On derecognition, the difference between the carrying amount and the consideration received is recognized in earnings.
Pembina classifies non-derivative financial assets into the following categories:
Financial Assets at Amortized Cost
A financial asset is classified in this category if the asset is held within a business model whose objective is to collect contractual cash flows on specified dates that are solely payments of principal and interest. At initial recognition, financial assets at amortized cost are recognized at fair value plus directly attributable transaction costs. After initial recognition, these financial assets are recorded at amortized cost using the effective interest method less any expected credit losses and impairment loss allowances. Pembina's non-derivative financial assets measured at amortized cost include cash and cash equivalents, trade receivables and other, and other assets.
Financial Assets at Fair Value Through Other Comprehensive Income
A financial asset is classified in this category if the asset is held within a business model whose objective is met by both collecting contractual cash flows and selling financial assets.
ii) Non-Derivative Financial Liabilities
Pembina's non-derivative financial liabilities are comprised of trade payables and other, dividends payable, loans and borrowings, and other liabilities.
Pembina initially recognizes non-derivative financial liabilities at fair value less any directly attributable transaction costs, on the trade date at which Pembina becomes a party to the contractual provisions of the instrument. After initial recognition these financial liabilities are measured at amortized cost using the effective interest method.
Pembina derecognizes a financial liability when its contractual obligations are discharged, cancelled or expire. On derecognition, the difference between the carrying value of the liability and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in earnings.
Pembina records a modification or exchange of an existing liability as a derecognition of the original financial liability if the terms are substantially different, assessing both qualitative and quantitative factors.
If the expected cashflows of an existing non-derivative liability are modified but the modification is not treated as a derecognition, Pembina adjusts the gross carrying amount of the liability to the present value of the estimated contractual cash flows using the instrument's original effective interest rate, with the difference recorded in earnings. However, if contractual cashflows include variable market interest payments, such as Pembina's revolving credit facilities, the effective interest rate on the instrument is revised at the same time as the revision to the estimated cashflows resulting in no change to the carrying value of the financial liability.
iii) Common Share Capital
Common shares and share options arising from share-based payment transactions are classified as equity. When the company repurchases its own common shares, share capital is reduced by the average carrying value of the shares repurchased. The excess of the purchase price over the average carrying value is recognized as an increase in deficit. Shares are cancelled upon repurchase.
iv) Preferred Share Capital
Preferred shares are classified as equity because they bear discretionary dividends and do not contain any obligations to deliver cash or other financial assets.
v) Derivative and Hedge Accounting
Physical and financial contracts with third parties, which meet the definition of a derivative instrument, are recorded at fair value, unless the Company has (a) elected to apply the "own use" (or "normal purchase normal sale") scope exemption, or (b) the derivative instrument has formally been designated as a hedging instrument.
To assess whether the own-use scope exemption is appropriate, Pembina uses judgment to evaluate whether (a) the transaction is reasonable in relation to the business needs; and (b) the business has the intent to deliver or take delivery of the underlying item or commodity. Application of the own use scope exemption is reviewed each reporting period to assess whether the qualifying factors continue to be met. Pembina accounts for all contracts that give rise to derivative instruments that are settled by physical delivery of the underlying commodity as revenue from contracts with customers.
Derivative instruments that arise from financial contracts do not qualify for the own use scope exemption as such transactions do not result in physical settlement or delivery of the underlying item or commodity. Rather, these arrangements form part of Pembina’s risk management strategy, whereby derivative instruments are used to assist in managing exposure to commodity prices, interest rates, and foreign exchange rates.
Derivative instruments executed for such risk management purposes may be designated as hedging instruments. At the inception and formal designation of the hedge relationship, Pembina documents the following: The relationship between the hedging instrument and hedged item; the related risk management strategy and objectives; the nature of the risk being hedged; and, how the Company will assess whether the hedging relationship meets the hedge effectiveness requirements on an ongoing basis. Hedge accounting is discontinued prospectively when the hedging relationship no longer qualifies for hedge accounting, or the hedging instrument is sold or terminated.
All derivative instruments that have been formally designated as hedging instruments are accounted for and classified as either: (a) cash flow hedges; or (b) net investment hedges. For both classifications, the effective portion of gains or losses is recognized and accumulated in 'other comprehensive income' ("OCI"), while any ineffective portion is recognized immediately in earnings. For Pembina's current cash flow hedges, the amount accumulated in OCI is reclassified into earnings when the hedged forecasted transaction occurs. For net investment hedges, the amount accumulated in OCI is reclassified to earnings on disposal of the foreign operation.
Embedded derivatives in other financial instruments or contracts (host instruments) are recorded separately if the following criteria are met: (a) The economic characteristics and risks are not closely related to the host; (b) a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and, (c) the host instrument is not measured at fair value through profit or loss. The embedded derivative can be formally designated as a hedging instrument or recorded at fair value, with changes in fair value recorded in earnings.
c. Property, Plant and Equipment
Items of property, plant and equipment are measured initially at cost, or at fair value if acquired as part of a business combination or has been transferred from a customer. Such a fair value is determined using either (a) comparable and observable market values when available, (b) an income approach, or (c) the depreciated replacement cost valuation method.
Depreciation is measured on a straight line or declining balance basis over the useful life of the asset, commencing when an asset is placed into service, and is included in cost of sales and general and administrative expense. Estimated useful lives are based on management's assumptions, such as, an asset's economic life and physical life, which can include the relevant commodity reserves in a particular production area that the asset serves. Assets are also assessed to determine whether they may have significant components with different useful lives. Estimated useful lives and depreciation methods are reviewed annually and are subject to revision based on new or additional information. Pembina has assessed the residual values of depreciable assets to be insignificant.
d. Intangible Assets and Goodwill
Intangible assets that are acquired individually are initially measured at cost or measured at fair value if acquired as part of a business combination.
Intangible assets other than goodwill are amortized straight-line over their estimated remaining useful life, based on their remaining carrying value. Amortization expense is included in cost of sales and general and administrative expense.
Amortization methods, useful lives and residual values are reviewed annually and adjusted if appropriate. Goodwill is not amortized.
Other intangible assets include purchase and sales contracts, customer relationships and certain software costs.
e. Leases
A specific asset is the subject of a lease if a contract conveys the right to control the use of that identified asset for a period of time in exchange for consideration. This determination is made at inception of a contract, on the acquisition date if acquired as part of a business combination, or when the terms and conditions of the contract are amended.
At inception or on reassessment of a contract that contains a lease component, Pembina allocates contract consideration to the lease and non-lease components based on the components' relative stand-alone prices. The consideration allocated to the lease components is recognized in accordance with the policies for lessee and lessor leases, as described below. The consideration allocated to non-lease components is recognized in accordance with its nature.
i) Lessee
The lease liability is initially measured at the present value of the lease payments, discounted using the rate Pembina would be required to pay to borrow over a similar term with a similar security to obtain an asset of a similar value to the right-of-use asset, or using the interest rate implicit in the lease if readily determinable. Lease payments used in the calculation of the lease liability exclude variable payments unless those payments are in-substance fixed. Lease payments in an optional renewal period are included in the lease liability if Pembina is reasonably certain to exercise such an option. Management applies its best estimate with respect to the likelihood of exercising renewal, extension and termination options in determining the lease term. The lease liability is subsequently increased by interest expense and decreased by lease payments made.
The lease liability is remeasured when there is a change in future lease payments arising from a previously-variable payment becoming in-substance fixed, or a change in the assessment of whether a purchase option, extension option or termination option is reasonably certain to be exercised. A corresponding adjustment is made to the right-of-use asset when a liability is remeasured, or the adjustment is recorded in earnings if the right-of-use asset has been reduced to zero.
Right-of-use assets are initially recognized at cost then subsequently depreciated over the lease term on a straight-line basis and adjusted for any lease liability remeasurements. The right-of-use assets are included in the respective CGUs for the purposes of impairment testing.
Pembina has elected to apply the recognition exemptions for short-term and low value leases. Pembina recognizes lease payments associated with these leases as an expense on a straight-line basis over the lease term.
ii) Lessor
Lessor leases are classified as either operating leases or finance leases according to the substance of the contract at contract inception. Leases transferring substantially all of the risks incidental to asset ownership are classified as finance leases, while all other leases are classified as operating leases. Subleases are classified as either operating or finance leases in reference to the right-of-use asset arising from the head lease.
Finance lease receivables acquired in a business combination are initially recognized at an amount equal to the fair value of the underlying leased assets. Finance lease receivables outside of a business combination are initially measured at the net present value of the future lease payments and the unguaranteed residual values of the underlying assets, discounted using the interest rate implicit in the lease.
Finance lease income is subsequently recognized using the interest rate implicit in the lease. Operational finance lease income generated from physical assets in the normal course of operations is recorded as a component of revenue.
Lease payments received for finance leases include both the finance income and a principal repayment of the finance lease receivable. Payments related to the principal repayment are not recognized in earnings and are classified as investing cashflows in the Consolidated Statements of Cash Flows.
Lease payments from operating leases are recognized in revenue on either a straight-line basis or a systematic basis representative of the pattern of economic benefit transfer and are fully recognized in earnings and operating cash flows in the Consolidated Statements of Cash Flows.
f. Impairment
i) Non-Derivative Financial Assets
Impairment of financial assets carried at amortized cost is assessed using the lifetime expected credit loss of the financial asset at initial recognition and throughout the life of the financial asset. However, if credit risk has not increased significantly since initial recognition, impairment is assessed at the 12-month expected credit loss of the financial asset at the reporting date.
Impairment losses are recognized in earnings and reflected as a reduction in the related financial asset.
ii) Non-Financial Assets
Non-financial assets, other than inventory, assets arising from employee benefits, and deferred tax assets, are assessed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, the asset's recoverable amount is estimated.
Goodwill is assessed at each reporting date to determine whether there is any indication of impairment. In addition, goodwill is tested for impairment annually, or more frequently, if an impairment indicator exists.
For the purpose of impairment testing, assets that cannot be tested individually are grouped together into CGUs. CGUs are the smallest group of assets that generate cash inflows from the continued use of the related assets, and are largely independent from other assets. CGUs may incorporate integrated assets from multiple operating segments, which reflects the lowest level at which goodwill is monitored for management purposes. Goodwill acquired in a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination. In determining CGUs, significant management judgment is required to assess what constitutes independent cash flows. When an impairment test is performed, the carrying value of a CGU or group of CGUs is compared to its recoverable amount. As such, the asset composition of a CGU or group of CGUs directly impacts both the carrying value and recoverability of the assets included therein.
An impairment loss is recognized if the carrying amount of an asset, CGU or group of CGUs exceeds its estimated recoverable amount. The estimated recoverable amount is determined as the higher of value in use and fair value less costs of disposal, by using either the income (cash flow) approach or comparable market transactions, if available. When using the income approach, management is required to make significant estimates and assumptions concerning future cash flows, which are impacted by energy transition considerations, access to global markets, and business contracting assumptions. In addition, when determining the appropriate discount rate, management is required to make assumptions concerning the current industry and economic environment, as well as asset and cash-flow specific risk premiums.
These estimates and assumptions are susceptible to change and may differ from actual future developments. This estimation uncertainty could impact quantified recoverable amounts; and therefore, any related impairment charges, which may be material.
Impairment losses are recognized in earnings. Impairment losses recognized in respect of a CGU (group of CGUs) are allocated first to reduce the carrying amount of any goodwill allocated to the CGU (group of CGUs), and then to reduce the carrying amounts of the other assets in the CGU (group of CGUs) on a pro rata basis.
For non-financial assets, excluding goodwill, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset's carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized. An impairment reversal is recognized in earnings under impairment (reversal) expense. An impairment loss in respect of goodwill is not reversed.
Goodwill that forms part of the carrying amount of an investment in an equity accounted investee is not recognized separately; and therefore, is not tested for impairment separately. Rather, the investment, including its respective goodwill, is tested for impairment as a single asset when there is objective evidence it may be impaired as a result of one or more events having occurred that could negatively impact the estimated future cash flows from the investment. If the investment does not generate cash flows that are largely independent of those from other Pembina assets, its carrying value is added to a CGU to which the investment relates.
g. Employee Benefits
i) Defined Benefit Pension Plans
Pembina's net obligation in respect of defined benefit pension plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods, discounted to determine its present value, less the fair value of any plan assets. The discount rate used to determine the present value is established by referencing market yields on high-quality corporate bonds on the measurement date with cash flows that match the timing and amount of expected benefits.
The calculation of the defined benefit obligation is performed each reporting period; however, the calculation of the actuarial funding valuation is performed, at a minimum, every three years by a qualified actuary using the actuarial cost method. The actuarial valuation is prepared using management's best estimates with respect to longevity, discount and inflation rates, compensation increases, market returns on plan assets, retirement and termination rates. When the calculation results in a benefit to Pembina, the recognized asset is limited to the present value of economic benefits available in the form of future expenses payable from the plan, any future refunds from the plan or reductions in future contributions to the plan.
Pembina recognizes all actuarial gains and losses arising from defined benefit plans in other comprehensive income and expenses related to defined benefit plans in earnings.
ii) Share-Based Payment Transactions
For equity settled share-based payment plans ("options"), the fair value of the share-based payment at grant date is recognized as an expense, with a corresponding increase in equity, over the period that the employees unconditionally become entitled to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that meet the related service conditions at the vesting date.
The fair value of options are measured using the Black-Scholes formula on grant date. Measurement inputs include share price on measurement date, exercise price of the option, expected volatility (based on weighted average historic volatility adjusted for changes expected due to publicly available information), weighted average expected life of the option (based on historical experience and general option holder behavior), expected dividends, expected forfeitures and the risk-free interest rate (based on government bonds). Service and performance conditions attached to the transactions are not taken into account in determining fair value. The fair value of the long-term share unit award incentive plan and associated distribution units are measured based on the volume-weighted average price of Pembina's shares for the 20 days ending of the relevant financial year.
For cash settled share-based payment plans, the fair value of the amount payable to employees is recognized as an expense with a corresponding increase in liabilities, over the period that the employees unconditionally become entitled to payment. The liability is remeasured at each reporting date and at settlement date. The fair value is determined by using a model that takes into account the extent to which the employees have rendered services or performance conditions to date, share price volatility assumptions, and other market conditions which may impact the number of awards expected to be earned and vest. Any changes in the fair value of the liability are recognized as an expense in earnings.
h. Provisions
A provision is recognized if, as a result of a past event, Pembina has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic resources will be required to settle the obligation. With regards to these potential obligations, Pembina considers environmental laws, regulations and interpretations by regulatory authorities in determining expected cash flows.
Provisions are measured at each reporting date based on the best estimate of the settlement amount. Where the effect of the time value of money is material, provisions are discounted at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount rate is recognized as accretion in finance costs.
i) Decommissioning Provision
Pembina's activities give rise to certain dismantling, decommissioning, environmental reclamation, and remediation obligations at the end of an asset's economic life. Decommissioning costs are recognized as part of the cost of the relevant asset. The unwinding of the discount is expensed as incurred and recognized in net finance costs. To measure the decommissioning provision, estimated future expected cash flows, including assumptions concerning inflation and anticipated changes in environmental laws and regulations, are discounted using a credit-adjusted risk-free rate. Changes in the estimated future expected cash flows used in measuring the decommissioning provision are added to or deducted from the cost of the respective asset to which the decommissioning provision relates.
i. Revenue
Pembina recognizes revenue equal to the consideration the Company expects to be entitled to for satisfying a performance obligation to transfer control over a good or service to a customer. Certain contracts may arise that require Pembina to apply significant judgment when identifying the contract's performance obligations. In addition, management may be required to apply judgment when determining whether each promised good or service constitutes a distinct and separable performance obligation.
Performance obligations in Pembina's contracts with customers include:
•promises to perform transportation, gas processing, fractionation, terminalling, and storage services over a specified contractual term and/or for a specified volume of commodities; and
•promises to sell a specified volume of commodities.
Contracts may result in Pembina taking control of a product prior to or subsequent to delivering the promised good or service. In contrast, contracts may also result in Pembina never taking control of the related product. Control assessments give consideration to which party has the contractual and practical rights to direct the use of and obtain substantially all of the future economic benefits of the product.
If Pembina obtains control of a product only after providing a related service, Pembina is acting as a principal; and therefore, recognizes gross service revenue. However, if Pembina obtains control of the product before a related service, Pembina is concluded to not be providing a service to the counterparty; and therefore, the associated service fees are treated as a reduction in the product purchase cost. If Pembina never obtains control of a product relating to a promised service, Pembina is concluded to be acting as an agent; and therefore, the related purchase costs are presented net against the associated revenues.
For contracts where control of commodities transfers to Pembina before services are performed, Pembina generally has no performance obligation for the services, and accordingly, the arrangement is not considered revenue-generating. Correspondingly, all contractually stated fees that are deducted from the payments to counterparties or other suppliers for commodities purchased are reflected as a reduction in the cost of such commodity purchases.
Pembina disaggregates its revenue streams into three categories based on the nature of the revenue generating activity and the certainty of the associated cashflows to be received from the customer. Information about the nature of the services provided, consideration received, and timing of the satisfaction of performance obligations for each category is discussed below.
i) Take-or-Pay
Pembina provides transportation, gas processing, fractionation, terminalling, and storage services under take-or-pay contracts. In a take-or-pay contract, Pembina is entitled to a minimum fee for the firm service promised to a customer over the contract period, regardless of actual volumes transported, processed, terminalled, or stored. This minimum fee is either a set fee for an annual minimum volume or an annual minimum revenue requirement. In addition, the minimum fee may include variable consideration for operating or capital costs incurred by Pembina that are recovered from the customer. Estimating the variable consideration to be recognized involves judgment, particularly in assessing the risk of a significant revenue reversal that could occur. For contracts where management has identified multiple performance obligations, management estimates the stand-alone selling price of each performance obligation taking into consideration the location and volume of goods and services being provided, the market environment, and customer specific considerations.
Pembina satisfies its performance obligations and recognizes revenue for services under take-or-pay commitments when volumes are transported, processed, terminalled, stored, or capacity utilized. Make-up rights may arise when a customer does not fulfill their minimum volume commitment in a certain period but is allowed to use the delivery of past or future volumes to meet this commitment. These make-up rights are subject to expiry and have varying conditions associated with them. When contract terms allow a customer to exercise their make-up rights using firm volume commitments, revenue is not recognized until these make-up rights are used, expire, or management determines that breakage has occurred. If Pembina bills a customer for unused service in an earlier period and the customer utilizes available make-up rights, Pembina records a refund liability for the amount to be returned to the customer through an annual adjustment process. For contracts where no make-up rights exist, revenue is recognized to take-or-pay levels once Pembina has an enforceable right to payment for the take-or-pay volumes. Make-up rights generally expire within a contract year and substantially all of the related contract years follow the calendar year.
As a result of deferring revenue related to customer underutilization until the earlier of when the customer uses the volumes or the customers' make-up rights expire, a portion of cashflows received from the customer in early quarters of the year are deferred and not recognized in revenue until later quarters, although there is no impact on cash flows received from the customers.
When up-front payments or non-cash consideration is received in exchange for future services to be performed, revenue is deferred as a contract liability and recognized over the period the performance obligation is expected to be satisfied. Non- cash consideration is measured at the fair value when received.
ii) Fee-for-Service
Fee-for-service revenue includes firm contracted revenue that is not subject to take-or-pay commitments and interruptible service. Pembina satisfies its performance obligations for transportation, gas processing, fractionation, terminalling, and storage as volumes of product are transported, processed, fractionated, terminalled, or stored. Revenue is based on a contracted fee and consideration is variable with respect to volumes. Payment is generally due in the month following Pembina's provision of service and revenue is recognized as its performance obligation is satisfied.
iii) Product Sales
Pembina's performance obligation in a product sale is to transfer control of a distinct product or products to the customer. Pembina satisfies its performance obligation on product sales and recognizes the associated revenue when the customer obtains control of the product, which may differ from when legal title or physical custody transfers. The determination of control requires judgments in determining who has the rights to direct the use of and obtain substantially all of the remaining economic benefits from the specified product. Such judgments give consideration to the specific nature and purpose of the product in relation to Pembina's operations and business model, the location and point of sale, and what purpose the product serves for the customer.
j. Income Tax
Income tax expense comprises current and deferred tax. Current and deferred taxes are recognized in earnings except to the extent that they relate to a business combination, or items that are recognized directly in equity or in other comprehensive income.
Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:
•Temporary differences relating to investments in subsidiaries and joint arrangements to the extent that it is probable that they will not reverse in the foreseeable future; and,
•Taxable temporary differences arising on the initial recognition of goodwill.
The measurement of deferred tax reflects the tax consequences that would follow the manner in which Pembina expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.
Deferred tax assets and liabilities are offset only if there is a legally enforceable right to offset, and they relate to income taxes levied by the same taxation authority on either: i) the same taxable entity; or ii) different taxable entities where the intent is to settle current tax liabilities and assets on a net basis, or where tax liabilities and assets will be realized simultaneously in each future period.
The calculation of the deferred tax asset or liability is based on assumptions about the timing of many taxable events and the enacted or substantively enacted rates anticipated to be applicable to income in the years in which temporary differences are expected to be realized or reversed. Deferred income tax assets are recognized to the extent that it is probable that the deductible temporary differences will be recoverable in future periods and estimates and judgment are used in assessing the recognition. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized. Estimates including, but not limited to, the timing of reversal and future taxability may differ on actual realization and may result in an income tax charge or credit in future periods.
In determining the amount of current and deferred tax, Pembina considers income tax exposures and whether additional taxes and interest may be due. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes Pembina to change its judgment regarding the adequacy of existing tax liabilities, such changes to tax liabilities will impact tax expense in the period that such a determination is made.
As provided in the amendments to IAS 12, Pembina applies the mandatory exception to recognize and disclose information about deferred tax assets and liabilities related to Pillar Two income taxes. The mandatory exception has been applied retrospectively with no material impact to Pembina's Consolidated Financial Statements.
k. Segment Reporting
An operating segment is a component of Pembina that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Company's other components. All operating segments' operating results are reviewed regularly by Pembina's President and Chief Executive Officer ("CEO"), Senior Vice President and Chief Financial Officer ("CFO") and other Senior Vice Presidents ("SVPs") to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available.
Segment results that are reported to the CEO, CFO and other SVPs include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.
l. New Standards and Interpretations Adopted in the Current Year
i) Insurance Contracts
The Company adopted IFRS 17 Insurance Contracts effective January 1, 2023. IFRS 17 establishes principles for the recognition, measurement, presentation, and disclosure of insurance contracts. IFRS 17 has been applied using a full retrospective approach and as result, the Company has restated certain comparative amounts.
Pembina's insurance contracts are comprised of a parental guarantee and letters of credit that it provides to the Company's joint venture, Cedar LNG. Under the contracts, Pembina will reimburse Cedar LNG's counterparties in the event that Cedar LNG is unable to pay its obligations when due. Pembina does not receive premiums from the counterparties for providing the insurance contract, and as a result the contracts are considered onerous.
On initial recognition or when the contract is modified, Pembina recognizes the cost of providing the contract on behalf of the joint venture as an in-substance contribution to the joint venture. All other changes to the insurance liability are recognized in earnings. Pembina applies judgments to determine the future probability and expected cashflows related to its insurance contracts. These judgments include assessing different scenarios for the likelihood that the Cedar LNG project will reach a positive final investment decision ("FID") and assessing the potential cash outflows that Pembina would be required to make under the different scenarios. A risk adjustment is then applied to the probability weighted cash outflows for the non-financial risks inherent in the scenarios, and a credit-adjusted discount rate is used to incorporate the financial risks of non-performance. Following a positive FID, Cedar may replace the Pembina guarantees and letters of credit with Cedar's own security. In this situation, Pembina's insurance contract obligations would be extinguished and a corresponding recovery recognized in net finance costs.
As a result of the initial adoption, Pembina's Consolidated Statement of Financial Position as at December 31, 2022, was restated to include an additional $12 million in investments in equity accounted investees and trade payables and other. As at December 31, 2023, trade payables and other related to insurance contracts was $17 million.
ii) Amendments to IAS 1 – Disclosure of Accounting Policies
The Company adopted Amendments to IAS 1 Disclosure of Accounting Policies effective January 1, 2023. The amendments replace the requirement to disclose 'significant' accounting policies with a requirement to disclose 'material' accounting policies and establish guidance on how to apply the concept of materiality in determining material accounting policy disclosures. The amendments have been reflected by emphasizing the most relevant aspects of Pembina's accounting policies above.
m. New Standards and Interpretations Not Yet Adopted
Pembina continually monitors for new accounting standards and amendments to existing accounting standards issued by the IASB. To date, such developments are concluded to either not be applicable or concluded to not have a future material impact on Pembina's financial reporting.